SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of earnings per share

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Net Income (Loss) - Basic and Diluted	$(398,432)	$(113,899)	$(48,488)	$(1,197,713)

Weighted Average Shares Outstanding
Basic and Fully Diluted	5,640,473	5,600,953	5,639,015	5,181,896

Income (Loss) Per Share
Basic and Fully Diluted	$(0.07)	$(0.02)	$(0.01)	$(0.23)